OTHER FINANCIAL INFORMATION (Details 3) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Less accumulated depreciation	$ (6,860)	$ (5,312)
Property and equipment, net	$ 4,244	4,559	$ 4,133
Property and Equipment [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total property and equipment		9,908	8,388
Less accumulated depreciation		(5,349)	(4,255)
Property and equipment, net		4,559	4,133
Property and Equipment [Member] | Computer equipment
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total property and equipment		6,033	4,942
Property and Equipment [Member] | Furniture and fixtures
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total property and equipment		2,406	2,078
Property and Equipment [Member] | Capitalized software costs
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total property and equipment		433	508
Property and Equipment [Member] | Leasehold improvements
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total property and equipment		739	605
Property and Equipment [Member] | Construction-in-progress
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total property and equipment		$ 297	$ 255